Condensed Consolidated Balance Sheet [Parenthetical] (EUR €)	Mar. 31, 2012	Dec. 31, 2011
Common stock, par value (in euro per share)	€ 0.122	€ 0.122
Common stock, shares authorized	29,745,490	29,745,490
Common stock, shares issued	25,157,250	24,962,250
Common stock, shares outstanding	25,157,250	24,962,250